FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Embedded conversion derivative liabilities	$ 1,520,394
Level 1 [Member]
Embedded conversion derivative liabilities
Level 2 [Member]
Embedded conversion derivative liabilities
Level 3 [Member]
Embedded conversion derivative liabilities	$ 1,520,394